UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    January 18, 2007
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        44

Form 13F Information Table Value Total:        $233414
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      308     3946 SH       Sole                                       3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     6910   187100 SH       Sole                    11000            176100
AMERICAN INTL GROUP COM        COM              026874107     6430    89724 SH       Sole                     4300             85424
AMGEN INC COM                  COM              031162100     8003   117156 SH       Sole                     4200            112956
AT&T CORP COM                  COM              00206R102      249     6952 SH       Sole                                       6952
BED BATH & BEYOND INC COM      COM              075896100     6001   157510 SH       Sole                     6800            150710
CENTEX CORP COM                COM              152312104     6023   107039 SH       Sole                     4200            102839
CISCO SYS INC COM              COM              17275R102     9245   338260 SH       Sole                    15800            322460
CITIGROUP INC COM              COM              172967101      213     3827 SH       Sole                                       3827
COSTCO WHSL CORP NEW COM       COM              22160K105      994    18800 SH       Sole                                      18800
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DISNEY WALT CO COM             COM              254687106     5858   170940 SH       Sole                    10000            160940
DU PONT E I DE NEMOURS COM     COM              263534109      895    18382 SH       Sole                                      18382
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     3825   115163 SH       Sole                                     115163
EXXON MOBIL CORP COM           COM              30231G102    11211   146301 SH       Sole                     5500            140801
FISERV INC COM                 COM              337738108     6179   117875 SH       Sole                     7700            110175
GENERAL DYNAMICS CORP COM      COM              369550108     7852   105610 SH       Sole                     5200            100410
GENERAL ELEC CO COM            COM              369604103     8940   240257 SH       Sole                     9600            230657
HOME DEPOT INC COM             COM              437076102     7777   193638 SH       Sole                     7600            186038
ILLINOIS TOOL WKS INC COM      COM              452308109     6902   149419 SH       Sole                     6000            143419
INTERNATIONAL BUS MACH COM     COM              459200101     5262    54160 SH       Sole                     3100             51060
J P MORGAN CHASE & CO COM      COM              46625H100      515    10657 SH       Sole                                      10657
JOHNSON & JOHNSON COM          COM              478160104     9559   144788 SH       Sole                     5500            139288
KINDER MORGAN ENERGY UT LTD PA COM              494550106      489    10207 SH       Sole                                      10207
KOHLS CORP COM                 COM              500255104      431     6300 SH       Sole                                       6300
LEGG MASON INC                 COM              524901105     6147    64666 SH       Sole                     3150             61516
MARRIOTT INTL CL A             COM              571903202     6550   137250 SH       Sole                     9000            128250
MCGRAW HILL COS INC COM        COM              580645109     7989   117457 SH       Sole                     6200            111257
MEDTRONIC INC COM              COM              585055106     7832   146367 SH       Sole                     6000            140367
MICROSOFT CORP COM             COM              594918104     7793   260973 SH       Sole                    10800            250173
PEPSICO INC COM                COM              713448108     7961   127275 SH       Sole                     5000            122275
PROCTER & GAMBLE CO COM        COM              742718109      315     4902 SH       Sole                                       4902
STAPLES INC COM                COM              855030102     7516   281500 SH       Sole                    14250            267250
STRYKER CORP COM               COM              863667101     8198   148750 SH       Sole                     6600            142150
T ROWE PRICE GROUP INC         COM              74144T108     7232   165234 SH       Sole                     9000            156234
TEXAS INSTRS INC COM           COM              882508104     5981   207685 SH       Sole                    11000            196685
UNITED TECHNOLOGIES CP COM     COM              913017109     6466   103419 SH       Sole                     4700             98719
UNITEDHEALTH GROUP INC         COM              91324P102     8277   154050 SH       Sole                     6100            147950
VALERO ENERGY CORP NEW COM     COM              91913Y100      302     5900 SH       Sole                                       5900
WACHOVIA CORP 2ND NEW COM      COM              929903102      289     5077 SH       Sole                                       5077
WALGREEN CO COM                COM              931422109     7269   158400 SH       Sole                     6000            152400
WELLS FARGO & CO COM           COM              949746101     9657   271564 SH       Sole                     9000            262564
BP P L C SPONSORED ADR         ADR              055622104     7073   105408 SH       Sole                     4700            100708
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206      500     7064 SH       Sole                                       7064